Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2023	3,598	1,973	348	5,919
Additions	769	189	—	958
Effects of foreign exchange	36	21	11	68
Balance – September 30, 2024	4,403	2,183	359	6,945

Accumulated depreciation
Balance – December 31, 2023	2,382	1,328	101	3,811
Depreciation	665	249	9	923
Effects of foreign exchange	28	18	4	50
Balance – September 30, 2024	3,075	1,595	114	4,784

Carrying value
Balance – December 31, 2023	1,216	645	247	2,108
Balance – September 30, 2024	1,328	588	245	2,161